Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension, postretirement health insurance and defined contribution benefit plan costs	$ 0.4	$ 0.3	$ 0.2